Scope of Consolidation - Schedule of list of companies directly or indirectly controlled (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Nuova Ompi S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of drug containment solutions and development of integrated solutions for the pharmaceutical industry
Country of incorporation		Italy
% equity interest	100.00%	100.00%
Spami S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Engineering
Description	Production plant and machinery
Country of incorporation		Italy
% equity interest	100.00%	100.00%
Stevanato Group International a.s.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Holding
Description	Service/Subholding company
Country of incorporation		Slovakia
% equity interest	100.00%	100.00%
Medical Glass a.s.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of drug containment solutions
Country of incorporation	Slovakia	Slovakia
% equity interest	99.74%	99.74%
Stevanato Group N.A. S. de RL de CV
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Service company
Country of incorporation		Mexico
% equity interest	100.00%	100.00%
Ompi N.A. S. de R.L. de C.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of drug containment solutions
Country of incorporation		Mexico
% equity interest	100.00%	100.00%
Ompi of America inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Sale of drug containment solutions and analytical services
Country of incorporation		USA
% equity interest	100.00%	100.00%
Ompi do Brasil I. e C. de Em. Far. Ltda
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of drug containment solutions
Country of incorporation		Brazil
% equity interest	100.00%	100.00%
Perugini S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Engineering
Description	Production of consumables and mechanical components for industrial machines
Country of incorporation		Italy
% equity interest	100.00%
Ompi Pharm. Packing Techn. Co. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of drug containment solutions
Country of incorporation		China
% equity interest	100.00%	100.00%
Stevanato Group Denmark A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Engineering
Description	Production plant and machinery
Country of incorporation		Denmark
% equity interest	100.00%	100.00%
Medirio SA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Research and development
Country of incorporation		Switzerland
% equity interest	100.00%	100.00%
Balda Medical Gmbh
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of in-vitro diagnostic solutions
Country of incorporation		Germany
% equity interest	100.00%	100.00%
Balda C. Brewer Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of in-vitro diagnostic solutions
Country of incorporation		USA
% equity interest	100.00%	100.00%
Balda Precision Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production metal components
Country of incorporation		USA
% equity interest	100.00%	100.00%
Ompi of Japan Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Sale of drug containment solutions
Country of incorporation	Japan	Japan
% equity interest	100.00%	51.00%